As Filed with the Securities and Exchange Commission on September 4, 2009
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	333-109579

Post-Effective Amendment No. 11	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 12	811-21440
(Check appropriate box or boxes)
TRANSAMERICA CORPORATE SEPARATE ACCOUNT SIXTEEN
(Exact name of Registrant)
TRANSAMERICA LIFE INSURANCE COMPANY
(Name of Depositor)
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: (610) 439-5253

(Name and complete address of agent for service)	Copy to:

Frank A. Camp, Esq.	Frederick R. Bellamy, Esq.
Transamerica Life Insurance Company	Sutherland Asbill & Brennan LLP
4333 Edgewood Road, N.E.	1275 Pennsylvania Avenue, N.W.
Cedar Rapids, IA 52499	Washington, DC 20004-2415
It is proposed that this filing will become effective:
☐  immediately upon filing pursuant to paragraph (b)
☒ on September 18, 2009 pursuant to paragraph (b)
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐  on XX, 2009 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Individual variable adjustable life insurance policies.

PARTS A, B, and C
     Parts A, B and C to the Transamerica Corporate Separate Account Sixteen of Transamerica Life Insurance Company’s Post-Effective Amendment No. 11 are identical to those filed in Post-Effective Amendment No. 10 (filed with the Commission on July 10, 2009); Parts A, B, and C are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 10. A filing pursuant to Rule 485(b) will be submitted to the Commission on or before September 18, 2009, which will incorporate all Staff comments and any required missing information or items.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cedar Rapids, and State of Iowa, on the 4th day of September, 2009.

TRANSAMERICA CORPORATE SEPARATE ACCOUNT SIXTEEN (Registrant)

By

Name:	Brenda Clancy*
Title:	President

TRANSAMERICA LIFE INSURANCE COMPANY (Depositor)

By

Name:	Brenda Clancy*
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark W. Mullin*	Chief Executive Officer and Director	9-4-09
Kenneth Kilbane*	Chairman of the Board and Director	9-4-09
Craig D. Vermie*	Director, Senior Vice President, Secretary and General Counsel	9-4-09
Arthur C. Schneider*	Director, Senior Vice President and Chief Tax Officer	9-4-09
Brenda K. Clancy*	Director and President	9-4-09
M. Craig Fowler*	Treasurer and Vice President	9-4-09
Eric J. Martin*	Corporate Controller and Vice President	9-4-09

*	Signed by Karen J. Epp as Attorney in Fact
(Powers of Attorney are herein incorporated by reference to: Post-Effective Amendment No. 5 to Form N-6 registration statement filed April 27, 2007 (File No. 333-109579); Post-Effective Amendment No. 6 to Form N-6 registration statement filed April 28, 2008 (File No. 333-109579); and Post-Effective Amendment No. 7 to Form N-6 registration statement filed October 31, 2008 (File No. 333-109579)).